INCOME TAXES (Schedule of Deferred Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry-forwards	$ 72,692	$ 77,325
Accrued employees costs	1,695	1,673
Reserves and allowances	5,776	6,118
Intangibles	1,046	1,564
Restructured loan (see Note 8)	909	1,569
Research and development expenses	5,291	5,895
Issuance costs	1,617
Other	1,960	1,902
Deferred tax assets before valuation allowance	90,986	96,046
Valuation allowance	(86,611)	(91,633)
Deferred tax assets	4,375	4,413
Deferred tax liabilities:
Goodwill	(12,566)	(11,325)
Deferred tax liabilities	$ (12,566)	$ (11,325)